Financial assets and financial liabilities - Summary of classification of borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-Current
Borrowings	$ 389,096	$ 294,415
Total non-current	389,096	294,415
Current
Borrowings	62,317	10,352
Total Current	62,317	10,352
Total Borrowings	451,413	304,767
Borrowings [Member]
Non-Current
Borrowings	389,096	294,415
Total non-current	389,096	294,415
Current
Borrowings	62,317	10,352
Total Current	$ 62,317	$ 10,352